Revenue, Total Revenue (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [Abstract]
Revenue from contracts with customers	$ 284,890,018	$ 4,392,585	$ 0
Revenue for administrative services with related parties	1,761,896	2,038,437	1,529,063
Total revenue	$ 286,651,914	$ 6,431,022	$ 1,529,063